Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 2,613,018	$ 1,053,950
Less: allowance for doubtful accounts	(693,639)	(511,037)
Total accounts receivable, net	$ 1,919,379	$ 542,913